Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2005 Fund - Fidelity Freedom Index 2005 Fund - Investor Class	May 30, 2024
Bar Chart Table:
Annual Return 2014	4.64%
Annual Return 2015	(0.44%)
Annual Return 2016	4.83%
Annual Return 2017	8.90%
Annual Return 2018	(1.59%)
Annual Return 2019	12.32%
Annual Return 2020	9.16%
Annual Return 2021	3.45%
Annual Return 2022	(11.52%)
Annual Return 2023	8.43%